Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17: INCOME TAXES

The Company accounts for income taxes under FASB ASC 740, “Accounting for Income Taxes” (“ASC 740”). Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The components of the consolidated income tax provision (benefit) from continuing operations are as follows:

	For the Years Ended December 31,
	2012	2011	2010
Loss before taxes
Domestic	$(108,719,057)	$(88,529,365)	$(280,248,240)
Foreign	(2,621,352)	(1,905,203)	(16,013,806)

Total	$(111,340,409)	$(90,434,568)	$(296,262,046)

Deferred income tax expense (benefit)
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	(1,123,107)

Deferred income tax benefit	$—	$—	$(1,123,107)

The reconciliation of the provision for income taxes from continuing operations at the United States Federal statutory tax rate of 34% is as follows:

	For the Years Ended December 31,
	2012	2011	2010
Loss before taxes	$(111,340,409)	$(90,434,568)	$(296,262,046)

Income tax benefit applying United States federal statutory rate of 34%	$(37,855,739)	$(30,747,753)	$(100,729,096)
State taxes, net of federal benefit	(2,472,538)	(2,101,978)	(1,862,197)
Permanent differences
Accretion of preferred stock	2,869,489	81,399	24,846,275
Preferred stock dividends	128,850	80,860	1,201,830
Derivative fair value adjustment	(2,891,183)	—	51,189,560
Qualified stock option expense	—	—	754,640
Goodwill impairment	—	978,797
Life insurance proceeds	—	(2,380,000)	—
Other	87,336	110,030	—
Increase in valuation allowance	37,172,107	31,771,303	27,396,343
Change in effective tax rate—United States	—	2,333,139	(4,138,374)
Change in effective tax rate—foreign	—	266,728	406,760
Expiration/true up of NOL’s	2,594,689	—	—
Rate difference between United States federal statutory rate and Netherlands statutory rate	366,989	—	2,241,933
Other	—	(392,525)	(2,430,781)

Income tax expense (benefit)	$—	$—	$(1,123,107)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income taxes are as follows:

	As of December 31,
	2012	2011
Deferred tax assets
Net operating loss carryforwards	$114,627,328	$84,966,611
Net operating loss carryforwards recorded by foreign subsidiary	3,373,358	2,945,626
Charitable contribution carryforward	35,681	31,714
Stock based compensation	5,032,075	2,190,217
Inventories	9,017,002	6,538,048
Reserve for losses on non-cancelable purchase commitments	2,439,522	1,727,951
Accounts receivable	366,973	501,188
Warranty liability	725,723	191,194
Accrued vacation	—	247,767
Goodwill impairment on asset acquisition	943,552	450,867
Accrued compensation	321,906	—
Accrued legal expenses	107,277	—
Depreciation	18,303	—
Accrued Florida use tax	223	45,633

Total deferred tax assets	137,008,923	99,836,816
Valuation allowance	(136,840,211)	(99,668,104)

Total deferred tax assets after valuation allowance	$168,712	$168,712

Deferred tax liabilities
Stock losses	$(168,712)	$(168,712)

Total deferred tax liabilities	(168,712)	(168,712)

Net deferred tax assets (liabilities)	$—	$—

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all evidence, both positive and negative, management has determined that a $136.8 million valuation allowance as of December 31, 2012 is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized. The change in the valuation allowance for the current year is $37.2 million.

As of December 31, 2012, the Company had tax loss carryforwards available to offset future income taxes, subject to expiration as follows:

Year of Expiration	United States Net Operating Tax Loss Carryforwards	The Netherlands Net Operating Tax Loss Carryforwards
2016	$—	$3,869,995
2017	—	4,265,206
2018	13,760,592	4,692,440
2019	2,293,432	908,706
2020	1,473,066	2,139,560
2021	2,769,043	—
2022	1,840,300	—
2023	2,031,270	—
2024	3,353,481	—
2025	2,293,432	—
2026	2,293,432	—
2027	9,937,230	—
2028	33,456,349	—
2029	33,916,312	—
2030	50,887,617
2031	67,057,312
2032	89,797,529

Total	$317,160,397	$15,875,907

At the time of the reverse merger transaction and resulting change in control, the Company had accumulated approximately $75.0 million in loss carryforwards. As a result of the change in control, the Company is limited by Section 382 of the Internal Revenue Code in the amount of loss carryforwards that it may apply to its taxable income in any tax year. These loss carryforwards expire from 2016 through 2032. To the extent the Company is able to utilize available loss carryforwards that arose from operations in tax years prior to September 26, 2003, any benefit realized will be credited to income tax expense.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2012 and 2011, the Company had no unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income taxes in its income tax provision. The Company has not accrued or paid interest or penalties which were material to its results of operations for the years ended December 31, 2012, 2011 and 2010.

The Company files income tax returns in its U.S. federal jurisdictions and various state jurisdictions. As of December 31, 2012, the Company’s income tax returns prior to 2009 and 2008 are closed to examination for federal and state purposes, respectively. Additionally, income tax returns filed in the Netherlands for the 2010 and 2011 tax years have received a final assessment from the taxing authorities. The Company does not anticipate any material change in the next 12 months for uncertain tax positions.